Provisions for pensions and similar obligations (Details 16)	12 Months Ended
Dec. 31, 2019
Banesprev Plans I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	12.31
Banesprev Plans II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	12.83
Banesprev Plans III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.52
Banesprev Plans IV
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	15.47
Banesprev Plans V
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	9.53
Banesprev Pre-75
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.38
Sanprev I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.81
Sanprev II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	11.70
Sanprev III
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.59
Bandeprev Basic
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	10.48
Bandeprev Special I
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	7.04
Bandeprev Special II
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.77
SantanderPrevi
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	7.78
CACIBAN
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	7.33
DAB
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.03
DCA
Duration of the actuarial liabilities of the plans - Post-Employment Plans Duration (in years)
Plans	6.67